Exhibit 99.1

MONTHLY STATEMENT
Capital One Master Trust
SERIES 2002-CC

Under the Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, July 1, 2007, and March 17, 2016, and as further amended by the First Amendment thereto dated as of January 27, 2017, the Second Amendment thereto dated as of October 1, 2022, and the Third Amendment thereto dated as of March 17, 2023 (as so amended, the “Agreement”), among Capital One, National Association, as Servicer, Capital One Funding, LLC (“Funding”), as Transferor, and The Bank of New York Mellon, as Trustee (the “Trustee”), Capital One, National Association as Servicer is required to prepare certain information each month regarding current distributions to Certificateholders and the performance of the Capital One Master Trust (the “Trust”) during the previous month. The information which is required to be prepared with respect to the Distribution Date of August 17, 2026, and with respect to the performance of the Trust during the month of July 2026 is set forth below. The current Distribution Date is August 17, 2026. Certain other information is presented based on the aggregate amounts for the Trust as a whole.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission (“SEC”).

Amended and Restated Series 2002-CC Supplement to the Amended and Restated Pooling and Servicing Agreement dated as of October 9, 2002, as amended and restated as of March 17, 2016, relating to the COMT Collateral Certificate.	Included in Exhibit 4.3 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

First Amendment to Amended and Restated Series 2002-CC Supplement dated as of October 1, 2022.	Included in Exhibit 4.1.4 to Funding’s Form 8-K filed with the SEC on October 3, 2022.

Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, July 1, 2007 and March 17, 2016.	Included in Exhibit 4.2 to Funding’s Form 8-K filed with the SEC on March 17, 2016.

First Amendment to Amended and Restated Pooling and Servicing Agreement dated as of January 27, 2017.	Included in Exhibit 4.1 to Funding’s Form 8-K filed with the SEC on January 27, 2017.

Second Amendment to Amended and Restated Pooling and Servicing Agreement dated as of October 1, 2022.	Included in Exhibit 4.1.3 to Funding’s Form 8-K filed with the SEC on October 3, 2022.

Third Amendment to Amended and Restated Pooling and Servicing Agreement dated as of March 17, 2023.	Included in Exhibit 4.1 to Funding's Form 10-D filed with the SEC on April 17, 2023.

A)	CAPITAL ONE MASTER TRUST (RECEIVABLES)
	MONTHLY PERIOD: July 2026
		ACCOUNTS (a)
1)	Beginning of the Month Principal Receivables		$23,403,238,504.06
2)	Beginning of the Month Finance Charge Receivables		$286,713,050.47
3)	Beginning of the Month AMF Receivables		$7,589,036.18
4)	Beginning of the Month Discounted Receivables		$0.00
5)	Beginning of the Month Total Receivables	9,133,325	$23,697,540,590.71
6)	Removed Principal Receivables		$0.00
7)	Removed Finance Charge Receivables		$0.00
8)	Removed AMF Receivables		$0.00
9)	Removed Total Receivables	0	$0.00
10)	Additional Principal Receivables		$0.00
11)	Additional Finance Charge Receivables		$0.00
12)	Additional AMF Receivables		$0.00
13)	Additional Total Receivables	0	$0.00
14)	Discounted Receivables Generated this Period		$0.00
15)	End of the Month Principal Receivables		$23,264,569,372.71
16)	End of the Month Finance Charge Receivables		$286,517,497.64
17)	End of the Month AMF Receivables		$7,129,318.46
18)	End of the Month Discounted Receivables		$0.00
19)	End of the Month Total Receivables	9,091,686	$23,558,216,188.81
20)	Beginning of the Month Excess Funding Account Balance		$0.00
21)	Adjusted Invested Amount of all Master Trust Series		$12,917,528,402.75
22)	End of the Month Transferor Interest		$10,347,040,969.96
23)	End of the Month Transferor Percentage (b)		44.48%
24)	End of the Month Regulation RR Transferor Percentage (c)		80.10%

(a)
Accounts include accounts which have a credit balance and accounts which have no balance because receivables may be generated with respect to such accounts in the future. Accounts do not include certain charged-off accounts with zero balances. Beginning in November 2009, Accounts, as defined herein, also include accounts which are closed, but still have a balance. Such accounts were omitted from reporting prior to this time. All other items have been and are still appropriately reflecting closed accounts with a balance.

(b)
Calculated as End of Month Transferor Interest (line 22) divided by End of the Month Principal Receivables (line 15). Capital One, National Association, as “originator” for the purposes of (i) the EU risk retention requirements (with respect to any outstanding tranche of Class A notes issued before November 2022) and (ii) the UK risk retention requirements (with respect to any outstanding tranche of Class A notes issued after June 2021), currently retains a material net economic interest that is not less than five percent of the nominal value of the securitized exposure, which interest is not subject to any credit risk mitigation, short position or other hedge, except to the extent permitted by the EU risk retention requirements and UK risk retention requirements.

(c)
Calculated as End of Month Transferor Interest (line 22) divided by the aggregate unpaid principal balance of the outstanding notes issued by COMET (including notes held for the life of such notes by Capital One, National Association or its wholly-owned affiliates). Capital One, National Association, as sponsor, currently complies with the U.S. risk retention rules through retention by Capital One Funding, LLC of a “seller’s interest,” in the form of the Transferor Interest.

B)	CAPITAL ONE MASTER TRUST (DELINQUENCIES AND LOSSES)
	MONTHLY PERIOD: July 2026
		ACCOUNTS	RECEIVABLES
1)	End of the Month Delinquencies:
2)	30 - 59 Days Delinquent	22,640	$110,110,539.56
3)	60 - 89 Days Delinquent	15,588	$78,362,821.12
4)	90 - 119 Days Delinquent	13,204	$69,632,603.08
5)	120 - 149 Days Delinquent	10,310	$61,529,720.87
6)	150 + Days Delinquent	10,515	$62,710,282.09
7)	Total 30+ Days Delinquent	72,257	$382,345,966.72
8)	Delinquencies 30 + Days as a Percent of End of the Month Total Receivables		1.62%
9)	Total 60+ Days Delinquent	49,617	$272,235,427.16
10)	Delinquencies 60 + Days as a Percent of End of the Month Total Receivables		1.16%
11)	Defaulted Accounts during the Month	12,498	$57,730,080.66
12)	Annualized Default Rate as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables		2.96%
13)	Recoveries of Charged-Off Accounts during the Month		$22,668,317.01
14)	Annualized Recoveries as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables		1.16%
15)	Defaulted Accounts, net of Recoveries, during the Month		$35,061,763.65
16)	Annualized Net Default Rate as a Percent of Adjusted Beginning of Month Principal Receivables which includes Additional Principal Receivables		1.80%

C)	CAPITAL ONE MASTER TRUST (COLLECTIONS)
	MONTHLY PERIOD: July 2026		COLLECTIONS	PERCENTAGES
1)	Total Collections and Gross Payment Rate as a Percent of Adjusted Beginning of Month Total Receivables which includes Additional Total Receivables		$11,756,918,044.92	49.61%
2)	Collections of Principal Receivables and Principal Payment Rate as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables		$11,229,005,225.75	47.98%
	3)	Prior Month Billed Finance Charges and Fees	$257,781,180.18
	4)	Amortized AMF Income	$9,683,539.73
	5)	Interchange Collected	$238,155,564.23
	6)	Recoveries of Charged Off Accounts	$22,668,317.01
	7)	Collections of Discounted Receivables	$0.00
8)	Collections of Finance Charge Receivables and Annualized Yield as a Percent of Adjusted Beginning of the Month Principal Receivables which includes Additional Principal Receivables		$528,288,601.15	27.09%

D)	CAPITAL ONE MASTER TRUST (AMF COLLECTIONS)
	MONTHLY PERIOD: July 2026
1)	Beginning Unamortized AMF Balance			$53,292,382.04
	2)	+ AMF SLUG	$0.00
	3)	+ AMF Collections	$9,307,757.75
	4)	- Amortized AMF Income	$9,683,539.73
5)	Ending Unamortized AMF Balance			$52,916,600.06

E)	CAPITAL ONE MASTER TRUST : SERIES 2002-CC (Floating Allocation Amount)
	MONTHLY PERIOD: July 2026
1)	Floating Allocation Amount			$12,917,528,402.75
2)	Floating Allocation Percentage			55.195474%
3)	Finance Charge Collections Allocated			$291,591,397.02
4)	Plus: Other amounts to be treated as Finance Charge Amounts		$0.00
5)	Less: Servicer Interchange		$8,073,455.25
6)	Available Funds			$283,517,941.77
7)	Allocations of Series 2002-CC Finance Charge Amounts
	a)	Class A Targeted Deposit to Interest Funding Account	$16,152,500.01
	b)	Class B Targeted Deposit to Interest Funding Account	$4,334,037.41
	c)	Class C Targeted Deposit to Interest Funding Account	$4,587,404.08
	d)	Series 2002-CC Servicing Fee to the Servicer	$13,455,758.75
	e)	Series 2002-CC Servicing Fee previously due and unpaid to the Servicer	$0.00
	f)	Class D Targeted Deposit to Interest Funding Account	$0.00
	g)	Series 2002-CC Defaulted Amount	$31,864,391.61
	h)	Nominal Liquidation Amount Deficits	$0.00
	i)	Accumulation Reserve Account Targeted Deposit	$0.00
	j)	Class C Reserve Account Targeted Deposit	$0.00
	k)	Class D Reserve Account Targeted Deposit	$0.00
	l)	Other deposits or payments required by Term Documents	$0.00
8)	Shared Excess Finance Charges of Series 2002-CC			$213,123,849.91
9)	Total Excess Finance Charges for All Series in Group 1			$213,123,849.91
10)	Finance Charge Shortfall for Series 2002-CC			$0.00
11)	Finance Charge Shortfall for All Series in Group 1			$0.00
12)	Excess Finance Charges Allocated to Series 2002-CC			$0.00

F)	CAPITAL ONE MASTER TRUST: SERIES 2002-CC (Principal Allocation Amount)
	MONTHLY PERIOD: July 2026
1)	Principal Allocation Amount	$12,917,528,402.75
2)	Principal Allocation Percentage	55.195474%
3)	Principal Collections Allocated	$6,197,902,649.80
4)	Series 2002-CC Monthly Principal Payment	$1,738,135,608.39
5)	Shared Principal Collections (excess principal) of Series 2002-CC	$4,459,767,041.41
6)	Total Shared Principal Collections (excess principal) for All Series in Group	$4,459,767,041.41
7)	Principal Shortfall for Series 2002-CC	$0.00
8)	Principal Shortfall for All Series in Group 1	$0.00
9)	Shared Principal Collections Allocated to Series 2002-CC	$0.00

MONTHLY SERVICER’S CERTIFICATE

CAPITAL ONE, National Association
CAPITAL ONE MASTER TRUST

SERIES 2002-CC

The undersigned, a duly authorized representative of Capital One, National Association, as Servicer, pursuant to the Amended and Restated Pooling and Servicing Agreement dated as of September 30, 1993, as amended and restated as of August 1, 2002, January 13, 2006, July 1, 2007 and March 17, 2016, and as further amended by the First Amendment thereto dated as of January 27, 2017, the Second Amendment thereto dated as of October 1, 2022, and the Third Amendment thereto dated as of March 17, 2023 (as so amended, the “Agreement”), as supplemented by the Amended and Restated Series 2002-CC Supplement dated as of October 9, 2002, as amended and restated as of March 17, 2016, and as further amended by the First Amendment thereto dated as of October 1, 2022 (as so amended, the “Series Supplement”), among Capital One Funding, LLC, as Transferor, Capital One, National Association, as Servicer, and The Bank of New York Mellon, as Trustee, does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or Series Supplement, as applicable.
2.	Capital One, National Association is, as of the date hereof, the Servicer under the Agreement.
3.	The undersigned is a Servicing Officer.
4.	This Certificate relates to the Distribution Date occurring on August 17, 2026.
5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects under the Agreement through the Monthly Period preceding such Distribution Date.
6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.
7.	As of the date hereof, to the best knowledge of the undersigned, no Lien has been placed on any of the receivables other than pursuant to the Agreement.
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 12th day of August 2026.

CAPITAL ONE, NATIONAL ASSOCIATION as Servicer

By:	/s/ Eric Bauder
Name:	Eric Bauder
Title:	Vice President, Treasury Strategy & Execution

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